[ING FUNDS LOGO]


May 5, 2004

VIA EDGAR

U.S. Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549

RE: ING VP Natural Resources Trust (the "Trust")
   (File Nos. 033-26116; 811-5710)

Ladies and Gentlemen:

      Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, (the "1933 Act") this is to certify that the Prospectus and Statement of Additional Information contained in Post-Effective Amendment No. 19 to the Trust that would be filed pursuant to 497(c) under the 1933 Act would not have differed from that contained in Post-Effective Amendment No. 19 to the Trust's Registration Statement on Form N-1A.

      No fees are required for this filing. If you have any questions, please do not hesitate to contact me at 480-477-2648.

                                 Regards,

                                 /s/Ernest J. C'DeBaca
                                 _______________________
                                 Ernest J. C'DeBaca
                                 Counsel
                                 ING U.S. Legal Services

cc:  Kathryn McElroy
     Dechert  LLP